Summary of Significant Accounting Policies: Fair Value of Financial Instruments Policy (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Fair Value of Financial Instruments Policy	Fair Value of Financial Instruments:

The Company estimates that the fair value of all financial instruments at December 31, 2019 and, 2018, as defined in FASB ASC 825 “Financial Instruments”, does not differ materially, except for the items discussed below, from the aggregate carrying values of its financial instruments recorded in the accompanying consolidated balance sheets. The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methodologies. Considerable judgment is required in interpreting market data to develop the estimates of fair value.

The carrying amounts reported in the balance sheets as of December 31, 2019 and 2018 for cash, accounts receivable, inventories and accounts payable and loans payable approximate the fair value because of the immediate or short-term maturity of these financial instruments. Each reporting period we evaluate market conditions including available interest rates, credit spreads relative to our credit rating and liquidity in estimating the fair value of our debt. After considering such market conditions, we estimate that the fair value of debt approximates its carrying value.